Share capital	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
12.	Share capital:

(a)	Authorized:

The authorized share capital of the Company consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value issuable in series.

(b)	Issued and outstanding:

Number
Common shares	of shares

Balance, December 31, 2014	16,591,002
Issued through at-the-market offering (i)	554,247
Issued through common share offering (ii)	2,875,000
Issued upon vesting of restricted share units, net of tax	7,246
Issued upon exercise of options in cashless transaction	10,431
Issued for cash upon exercise of options	109,411

Balance, December 31, 2015	20,147,337
Issued through common share offering (iii)	11,500,000
Issued to Lincoln Park Capital Fund, LLC (iv)	208,856
Issued upon vesting of restricted share units, net of tax	28,227
Balance, December 31, 2016	31,884,420

(i)
On February 18, 2014, the Company completed a prospectus supplement under which the Company may issue common shares in one or more at-the-market (“ATM”) offerings up to an aggregate of $8,900. During the year ended December 31, 2015, the Company issued 554,247 common shares in the ATM offering for gross proceeds of $5,334.

On March 1, 2016, the Company filed a short form base shelf prospectus with the securities regulatory authorities in Canada, other than Quebec, and the United States Securities and Exchange Commission (the “SEC”) under a registration statement on Form F-10 (together, the “Base Shelf Prospectuses”). The Base Shelf Prospectuses provide for the potential offering in Canada and the United States of up to an aggregate of $250 million of the Company’s common shares, preferred shares, debt securities, warrants, subscription receipts and units from time to time over a 25-month period.

On March 7, 2016, the Company filed an Amended and Restated At Market Issuance Sales Agreement (the “Sales Agreement”) with FBR Capital Markets & Co. (“FBR”) and MLV & Co. LLC (“MLV”). The Company entered into the Sales Agreement only as a result of the acquisition by FBR of MLV. The Company also filed a prospectus supplement, in connection with the filing of the Base Shelf Prospectuses, pertaining to the Sales Agreement under which the Company may issue common shares through ATM offerings with FBR and MLV as agents, up to an aggregate of $6,900. As at December 31, 2016, no shares have been issued and $6,900 remains available under the prospectus supplement.

(ii)	On August 13, 2015, the Company completed a prospectus offering of 2,875,000 common shares from treasury at a price of US$8.00 per common share for gross proceeds of $23,000.

(iii)	On July 29, 2016, the Company closed an underwritten public offering of 11,500,000 common shares from treasury at a price of US$3.00 per common share for gross proceeds of $34,500.

(iv)
On January 12, 2016, the Company completed a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”) which allows LPC to purchase up to an aggregate value of $20 million worth of common shares in the capital of the Company. In consideration for entering into the agreement, the Company issued 48,856 common shares to LPC as a commitment fee. No proceeds were received for these shares which were valued at $335 and recorded as a share issuance cost. During the year ended December 31, 2016, the Company issued 160,000 common shares under the Purchase Agreement to LPC for gross proceeds $841.

On March 7, 2016, the Company filed a prospectus supplement, in connection with the filing of the Base Shelf Prospectuses, pertaining to the Purchase Agreement, under which the Company may sell its common shares to LPC up to an aggregate of $6,900. On December 22, 2016, the Company filed an amendment to this prospectus supplement. The Company’s closing share price must be equal to or greater than US$1.00 in order for a purchase to be effected. As at December 31, 2016, no shares have been issued and $6,900 remains available under the prospectus supplement.